Financial Instruments (Details 2) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Financial Instruments
Balance, beginning of the year	$ 129,131	$ 106,443
Additional allowance	10,349	121,793
Amounts collected	(6,757)	(66,902)
Amounts used	(125,298)	(32,203)
Balance, end of year	$ 7,425	$ 129,131